Consolidated Statement of Cash Flows	4 Months Ended
Dec. 31, 2025 SGD ($)
Cash flows from operating activities
Net loss	$ (107,851)
Changes in operating assets and liabilities:
Deposits	(20,000)
Amounts due from a shareholder	(1)
Amount due to related parties	127,851
Net cash used in operating activities	(1)
Cash flows from financing activities
Proceeds from issuance of ordinary share	1
Net cash provided by financing activities	1
Net change in cash
Cash, beginning of period
Cash, end of period